Income and Social Contribution Taxes - Schedule of Expected Realization of Deferred Tax Assets (Details) R$ in Thousands	Jun. 30, 2026 BRL (R$)
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	R$ 359,853
2026 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	33,359
2027 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	11,220
2028 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	19,199
2029 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	40,316
2030 to 2035 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	R$ 255,759